Supplemental Condensed Consolidating Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

	Successor
	As of June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$47	$52,341	$—	$52,388
Accounts receivable, net of allowance for doubtful accounts	—	192,036	—	192,036
Deferred income tax assets	—	5,088	—	5,088
Prepaid expenses and other current assets	3,870	17,124	—	20,994

Total current assets	3,917	266,589	—	270,506
Property and equipment, net	5	276,804	—	276,809
Due from affiliates	—	59,717	(59,717)	—
Investment in consolidated subsidiaries	1,911,811	—	(1,911,811)	—
Goodwill	—	1,482,878	—	1,482,878
Intangible assets, net	156,000	1,630,498	—	1,786,498
Other assets, net	8,902	22,889	—	31,791

Total assets	$2,080,635	$3,739,375	$(1,971,528)	$3,848,482

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$11,608	$—	$11,608
Accrued expenses	44,237	92,332	—	136,569
Deferred revenues	—	8,664	—	8,664
Current portion of long-term debt	4,075	12,730	—	16,805

Total current liabilities	48,312	125,334	—	173,646
Due to affiliates	59,717	—	(59,717)	—
Long-term debt, excluding current portion	782,342	1,224,705	—	2,007,047
Deferred income tax liabilities	6,848	475,032	—	481,880
Tax receivable agreement obligations to related parties	129,823	—	—	129,823
Other long-term liabilities	1,156	2,493	—	3,649
Commitments and contingencies
Equity	1,052,437	1,911,811	(1,911,811)	1,052,437

Total liabilities and equity	$2,080,635	$3,739,375	$(1,971,528)	$3,848,482

Condensed Consolidating Balance Sheet

	Successor
	As of December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$572	$37,353	$—	$37,925
Accounts receivable, net of allowance for doubtful accounts	—	188,960	—	188,960
Deferred income tax assets	—	5,862	—	5,862
Prepaid expenses and other current assets	2,072	14,854	—	16,926

Total current assets	2,644	247,029	—	249,673
Property and equipment, net	8	277,760	—	277,768
Due from affiliates	—	55,471	(55,471)	—
Investment in consolidated subsidiaries	1,941,142	—	(1,941,142)	—
Goodwill	—	1,443,574	—	1,443,574
Intangible assets, net	160,500	1,661,397	—	1,821,897
Other assets, net	9,256	30,147	—	39,403

Total assets	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$8,827	$—	$8,827
Accrued expenses	19,283	112,813	—	132,096
Deferred revenues	—	5,561	—	5,561
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	23,357	139,161	—	162,518
Due to affiliates	55,471	—	(55,471)	—
Long-term debt, excluding current portion	781,575	1,163,499	—	1,945,074
Deferred income tax liabilities	31,881	470,163	—	502,044
Tax receivable agreement obligations to related parties	117,477	—	—	117,477
Other long-term liabilities	—	1,413	—	1,413
Commitments and contingencies
Equity	1,103,789	1,941,142	(1,941,142)	1,103,789

Total liabilities and equity	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

Condensed Consolidating Balance Sheet

	Successor
	As of December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$572	$37,353	$—	$37,925
Accounts receivable, net of allowance for doubtful accounts	—	188,960	—	188,960
Deferred income tax assets	—	5,862	—	5,862
Prepaid expenses and other current assets	2,072	14,854	—	16,926

Total current assets	2,644	247,029	—	249,673
Property and equipment, net	8	277,760	—	277,768
Due from affiliates	—	55,471	(55,471)	—
Investment in consolidated subsidiaries	1,941,142	—	(1,941,142)	—
Goodwill	—	1,443,574	—	1,443,574
Intangible assets, net	160,500	1,661,397	—	1,821,897
Other assets, net	9,256	30,147	—	39,403

Total assets	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$8,827	$—	$8,827
Accrued expenses	19,283	112,813	—	132,096
Deferred revenues	—	5,561	—	5,561
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	23,357	139,161	—	162,518
Due to affilates	55,471	—	(55,471)	—
Long-term debt, excluding current portion	781,575	1,163,499	—	1,945,074
Deferred income tax liabilities	31,881	470,163	—	502,044
Tax receivable agreement obligations to related parties	117,477	—	—	117,477
Other long-term liabilities	—	1,413	—	1,413
Commitments and contingencies
Equity	1,103,789	1,941,142	(1,941,142)	1,103,789

Total liabilities and equity	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

Condensed Consolidating Balance Sheet

	Predecessor
	As of December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$39,980	$59,208	$—	$99,188
Accounts receivable, net of allowance for doubtful accounts	—	174,191	—	174,191
Deferred income tax assets	—	7,913	—	7,913
Prepaid expenses and other current assets	986	24,034	—	25,020

Total current assets	40,966	265,346	—	306,312
Property and equipment, net	9	231,298	—	231,307
Due from affiliates	—	713	(713)	—
Investment in subsidiaries	961,270	—	(961,270)	—
Goodwill	—	908,310	—	908,310
Intangible assets, net	—	1,035,886	—	1,035,886
Other assets, net	3,000	6,750	—	9,750

Total assets	$1,005,245	$2,448,303	$(961,983)	$2,491,565

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$4,732	$—	$4,732
Accrued expenses	4,549	107,696	—	112,245
Deferred revenues	—	12,130	—	12,130
Current portion of long-term debt	4,423	8,071	—	12,494

Total current liabilities	8,972	132,629	—	141,601
Due to affiliates	713	—	(713)	—
Long-term debt, excluding current portion	35,900	897,849	—	933,749
Deferred income tax liabilities	29,602	170,755	—	200,357
Tax receivable agreement obligations to related parties	138,533	—	—	138,533
Other long-term liabilities	—	22,037	—	22,037
Commitments and contingencies
Emdeon Inc. equity	791,525	1,225,033	(1,225,033)	791,525
Noncontrolling interest	—	—	263,763	263,763

Total equity	791,525	1,225,033	(961,270)	1,055,288

Total liabilities and equity	$1,005,245	$2,448,303	$(961,983)	$2,491,565

Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

	Successor
	Three Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$294,468	$—	$294,468
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	182,565	—	182,565
Development and engineering	—	7,971	—	7,971
Sales, marketing, general and administrative	2,730	34,454	—	37,184
Depreciation and amortization	2,251	44,375	—	46,626
Accretion	8,579	—	—	8,579

Operating income (loss)	(13,560)	25,103	—	11,543
Equity in earnings of consolidated subsidiaries	12,029	—	(12,029)	—
Interest expense, net	23,693	19,209	—	42,902
Loss on extinguishment of debt	495	21,358	—	21,853

Income (loss) before income tax benefit	(49,777)	(15,464)	12,029	(53,212)
Income tax benefit	(14,385)	(3,435)	—	(17,820)

Net income (loss)	$(35,392)	$(12,029)	$12,029	$(35,392)

Condensed Consolidating Statement of Operations

	Predecessor
	Three Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$282,110	$—	$282,110
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	173,373	—	173,373
Development and engineering	—	8,145	—	8,145
Sales, marketing, general and administrative	779	33,316	—	34,095
Depreciation and amortization	1	38,933	—	38,934

Operating income (loss)	(780)	28,343	—	27,563
Equity in earnings of consolidated subsidiaries	(11,485)	—	11,485	—
Interest expense, net	747	11,903	—	12,650
Other	—	(2,235)	—	(2,235)

Income (loss) before income tax provision	9,958	18,675	(11,485)	17,148
Income tax provision	4,157	3,763	—	7,920

Net income (loss)	5,801	14,912	(11,485)	9,228
Net income attributable to noncontrolling interest	—	—	3,427	3,427

Net income (loss) attributable to Emdeon Inc.	$5,801	$14,912	$(14,912)	$5,801

Condensed Consolidating Statement of Operations

	Successor
	Six Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$580,503	$—	$580,503
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	357,756	—	357,756
Development and engineering	—	16,252	—	16,252
Sales, marketing, general and administrative	4,654	67,418	—	72,072
Depreciation and amortization	4,502	87,280	—	91,782
Accretion	12,346	—	—	12,346

Operating income (loss)	(21,502)	51,797	—	30,295
Equity in earnings of consolidated subsidiaries	7,741	—	(7,741)	—
Interest expense, net	46,851	41,790	—	88,641
Loss on extinguishment of debt	495	21,358	—	21,853

Income (loss) before income tax benefit	(76,589)	(11,351)	7,741	(80,199)
Income tax benefit	(23,662)	(3,610)	—	(27,272)

Net income (loss)	$(52,927)	$(7,741)	$7,741	$(52,927)

Condensed Consolidating Statement of Operations

	Predecessor
	Six Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$553,610	$—	$553,610
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	342,026	—	342,026
Development and engineering	—	16,130	—	16,130
Sales, marketing, general and administrative	1,736	65,527	—	67,263
Depreciation and amortization	2	76,954	—	76,956

Operating income (loss)	(1,738)	52,973	—	51,235
Equity in earnings of consolidated subsidiaries	(21,114)	—	21,114	—
Interest expense, net	1,467	23,808	—	25,275
Other	—	(3,638)	—	(3,638)

Income (loss) before income tax provision	17,909	32,803	(21,114)	29,598
Income tax provision	7,715	5,380	—	13,095

Net income (loss)	10,194	27,423	(21,114)	16,503
Net income attributable to noncontrolling interest	—	—	6,309	6,309

Net income (loss) attributable to Emdeon Inc.	$10,194	$27,423	$(27,423)	$10,194

Condensed Consolidating Statement of Operations

	Successor
	November 2 through December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$190,384	$—	$190,384
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	117,421	—	117,421
Development and engineering	—	5,153	—	5,153
Sales, marketing, general and administrative	1,385	20,393	—	21,778
Depreciation and amortization	1,501	27,593	—	29,094
Accretion	2,459	—	—	2,459
Transaction related costs	485	17,372	—	17,857

Operating income (loss)	(5,830)	2,452	—	(3,378)
Equity in earnings of consolidated subsidiaries	(3,791)	—	3,791	—
Interest expense, net	25,164	4,179	—	29,343
Other income, net	—	(5,843)	—	(5,843)

Income (loss) before income tax provision (benefit)	(27,203)	4,116	(3,791)	(26,878)
Income tax provision (benefit)	(10,510)	325	—	(10,185)

Net income (loss)	$(16,693)	$3,791	$(3,791)	$(16,693)

Condensed Consolidating Statement of Operations

	Predecessor
	January 1 through November 1, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$929,264	$—	$929,264
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	572,541	—	572,541
Development and engineering	—	26,090	—	26,090
Sales, marketing, general and administrative	12,544	98,919	—	111,463
Depreciation and amortization	3	128,758	—	128,761
Transaction related costs	17,767	48,858	—	66,625

Operating income (loss)	(30,314)	54,098	—	23,784
Equity in earnings of consolidated subsidiaries	(16,482)	—	16,482	—
Interest expense, net	2,442	40,759	—	43,201
Other income, net	—	(8,036)	—	(8,036)

Income before income tax provision (benefit)	(16,274)	21,375	(16,482)	(11,381)
Income tax provision (benefit)	8,417	(216)	—	8,201

Net income (loss)	(24,691)	21,591	(16,482)	(19,582)
Net income attributable to noncontrolling interest	—	—	5,109	5,109

Net income (loss) attributable to Emdeon Inc.	$(24,691)	$21,591	$(21,591)	$(24,691)

Condensed Consolidating Statement of Operations

	Predecessor
	Year Ended December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$1,002,152	$—	$1,002,152
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	612,367	—	612,367
Development and engineering	—	30,638	—	30,638
Sales, marketing, general and administrative	3,198	113,749	—	116,947
Depreciation and amortization	—	124,721	—	124,721

Operating income (loss)	(3,198)	120,677	—	117,479
Equity in earnings of consolidated subsidiaries	(43,046)	—	43,046	—
Interest expense, net	3,089	57,928	—	61,017
Other income, net	—	(9,284)	—	(9,284)

Income before income tax provision	36,759	72,033	(43,046)	65,746
Income tax provision	17,213	15,366	—	32,579

Net income	19,546	56,667	(43,046)	33,167
Net income attributable to noncontrolling interest	—	—	13,621	13,621

Net income attributable to Emdeon Inc.	$19,546	$56,667	$(56,667)	$19,546

Condensed Consolidating Statement of Operations

	Predecessor
	Year Ended December 31, 2009
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$918,448	$—	$918,448
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	562,636	—	562,636
Development and engineering	—	30,539	—	30,539
Sales, marketing, general and administrative	1,114	117,882	—	118,996
Depreciation and amortization	—	105,321	—	105,321

Operating income (loss)	(1,114)	102,070	—	100,956
Equity in earnings of consolidated subsidiaries	(14,439)	—	14,439	—
Interest expense, net	715	69,456	—	70,171
Other income, net	—	(519)	—	(519)

Income before income tax provision	12,610	33,133	(14,439)	31,304
Income tax provision	3,029	14,272	—	17,301

Net income	9,581	18,861	(14,439)	14,003
Net income attributable to noncontrolling interest	—	—	4,422	4,422

Net income attributable to Emdeon Inc.	$9,581	$18,861	$(18,861)	$9,581

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

	Successor
	Six Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(52,927)	$(7,741)	$7,741	$(52,927)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,503	87,279	—	91,782
Deferred income tax benefit	(23,662)	(4,404)	—	(28,066)
Equity in earnings of consolidated subsidiaries	7,741	—	(7,741)	—
Accretion expense	12,346	—	—	12,346
Amortization of debt discount and issuance costs	1,096	3,977	—	5,073
Loss on extinguishment of debt	—	18,293	—	18,293
Other	—	227	—	227
Changes in operating assets and liabilities:
Accounts receivable	—	1,062	—	1,062
Prepaid expenses and other	(1,623)	(2,043)	—	(3,666)
Accounts payable	—	3,231	—	3,231
Accrued expenses, deferred revenue, and other liabilities	26,379	(19,241)	—	7,138
Tax receivable agreement obligations to related parties	(114)	—	—	(114)
Due to/from affiliates	4,246	(4,246)	—	—

Net cash provided by (used in) operating activities	(22,015)	76,394	—	54,379

Investing activities
Purchases of property and equipment	—	(27,430)	—	(27,430)
Payments for acquisitions, net of cash acquired	—	(59,013)	—	(59,013)
Investment in subsidiaries, net	21,866	—	(21,866)	—
Other	—	—	—	—

Net cash provided by (used in) investing activities	21,866	(86,443)	(21,866)	(86,443)

Financing activities
Distributions to Emdeon Inc., net	—	(21,866)	21,866	—
Proceeds from Term Loan Facility	(207)	70,558	—	70,351
Payments on revolver	—	(15,000)	—	(15,000)
Payment of loan costs	(34)	(2,026)	—	(2,060)
Debt principal payments	(135)	(6,177)	—	(6,312)
Repurchase of Parent common stock	—	(317)	—	(317)
Other	—	(135)	—	(135)

Net cash provided by (used in) financing activities	(376)	25,037	21,866	46,527

Net increase (decrease) in cash and cash equivalents	(525)	14,988	—	14,463
Cash and cash equivalents at beginning of period	572	37,353	—	37,925

Cash and cash equivalents at end of period	$47	$52,341	$—	$52,388

Condensed Consolidating Statement of Cash Flows

	Predecessor
	Six Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$10,194	$27,423	$(21,114)	$16,503
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2	76,954	—	76,956
Equity compensation	305	11,178	—	11,483
Deferred income tax expense (benefit)	9,474	(7,416)	—	2,058
Equity in earnings of consolidated subsidiaries	(21,114)	—	21,114	—
Amortization of debt discount and issuance costs	—	6,945	—	6,945
Amortization of discontinued cash flow hedge from other comprehensive loss	—	1,879	—	1,879
Change in contingent consideration	—	(3,638)	—	(3,638)
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(5,163)	—	(5,163)
Other	—	16	—	16
Changes in operating assets and liabilities:
Accounts receivable	—	(8,819)	—	(8,819)
Prepaid expenses and other	(547)	2,907	—	2,360
Accounts payable	—	3,925	—	3,925
Accrued expenses, deferred revenue, and other liabilities	(794)	1,610	—	816
Tax receivable agreement obligations to related parties	(2,913)	—	—	(2,913)
Due to/from affiliates	448	(448)	—	—

Net cash provided by (used in) operating activities	(4,945)	107,353	—	102,408

Investing activities
Purchases of property and equipment	—	(34,088)	—	(34,088)
Payments for acquisition, net of cash acquired	—	(39,758)	—	(39,758)

Net cash used in investing activities	—	(73,846)	—	(73,846)

Financing activities
Debt principal payments	—	(4,275)	—	(4,275)
Other	395	(1,410)	—	(1,015)

Net cash provided by (used in) financing activities	395	(5,685)	—	(5,290)

Net increase (decrease) in cash and cash equivalents	(4,550)	27,822	—	23,272
Cash and cash equivalents at beginning of period	39,980	59,208	—	99,188

Cash and cash equivalents at end of period	$35,430	$87,030	$—	$122,460

Condensed Consolidating Statement of Cash Flows

	Successor
	November 2 through December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(16,693)	$3,791	$(3,791)	$(16,693)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,501	27,593	—	29,094
Equity compensation expense	—		—	—
Deferred income tax expense (benefit)	(10,510)	4,113	—	(6,397)
Equity in earnings of consolidated subsidiaries	(3,791)	—	3,791	—
Accretion expense	2,459	—	—	2,459
Amortization of debt discount and issuance costs	356	1,286	—	1,642
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(2,755)	—	(2,755)
Change in contingent consideration	—	(5,843)	—	(5,843)
Other	—	489	—	489
Changes in operating assets and liabilities:
Accounts receivable	—	(13,447)	—	(13,447)
Prepaid expenses and other	3,318	(192)	—	3,126
Accounts payable	—	(2,912)	—	(2,912)
Accrued expenses, deferred revenue, and other liabilities	(13,261)	(4,283)	—	(17,544)
Due to/from affiliates	(3,769)	3,769	—	—

Net cash provided by (used in) operating activities	(40,390)	11,609	—	(28,781)

Investing activities
Purchases of property and equipment	—	(8,279)	—	(8,279)
Purchases of Emdeon Inc.	(1,597,220)	(345,998)	—	(1,943,218)

Net cash used in investing activities	(1,597,220)	(354,277)	—	(1,951,497)

Financing activities
Proceeds from issuance of stock	863,245	—	—	863,245
Proceeds from Term Loan Facility	25,332	1,159,782	—	1,185,114
Proceeds from Revolving Facility	—	25,000	—	25,000
Proceeds from Senior Notes	729,375	—	—	729,375
Payments on Revolving Facility	—	(10,000)	—	(10,000)
Payment of debt issue costs	(5,871)	(30,030)	—	(35,901)
Debt principal and data sublicense obligation payments	—	(942,138)	—	(942,138)
Other	(2,800)	(68)	—	(2,868)

Net cash provided by financing activities	1,609,281	202,546	—	1,811,827

Net decrease in cash and cash equivalents	(28,329)	(140,122)	—	(168,451)
Cash and cash equivalents at beginning of period	28,901	177,475	—	206,376

Cash and cash equivalents at end of period	$572	$37,353	$—	$37,925

Condensed Consolidating Statement of Cash Flows

	Predecessor
	January 1 through November 1, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(24,691)	$21,591	$(16,482)	$(19,582)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3	128,758	—	128,761
Equity compensation expense	1,300	53,632	—	54,932
Deferred income tax expense (benefit)	8,417	(23,462)	—	(15,045)
Equity in earnings of consolidated subsidiaries	(16,482)	—	16,482	—
Amortization of debt discount and issuance costs	—	11,673	—	11,673
Amortization of discontinued cash flow hedge from other comprehensive loss	—	3,167	—	3,167
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(7,983)	—	(7,983)
Change in contingent consideration	—	(8,036)	—	(8,036)
Other	—	1,119	—	1,119
Changes in operating assets and liabilities:
Accounts receivable	—	660	—	660
Prepaid expenses and other	88	6,550	—	6,638
Accounts payable	—	8,505	—	8,505
Accrued expenses, deferred revenue, and other liabilities	29,263	18,350	—	47,613
Tax receivable agreement obligations to related parties	(3,519)	—	—	(3,519)
Due to/from affiliates	(2,667)	2,667	—	—

Net cash provided (used in) by operating activities	(8,288)	217,191	—	208,903

Investing activities
Purchases of property and equipment	—	(51,902)	—	(51,902)
Payments for acquisitions, net of cash acquired	—	(39,422)	—	(39,422)

Net cash used in investing activities	—	(91,324)	—	(91,324)

Financing activities
Debt principal and data sublicense obligation payments	(3,716)	(6,412)	—	(10,128)
Other	925	(1,188)	—	(263)

Net cash used in financing activities	(2,791)	(7,600)	—	(10,391)

Net increase (decrease) in cash and cash equivalents	(11,079)	118,267	—	107,188
Cash and cash equivalents at beginning of period	39,980	59,208	—	99,188

Cash and cash equivalents at end of period	$28,901	$177,475	$—	$206,376

Condensed Consolidating Statement of Cash Flows

	Predecessor
	For the Year Ended December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income	$19,546	$56,667	$(43,046)	$33,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2	124,719	—	124,721
Equity compensation expense	760	16,961	—	17,721
Deferred income tax expense (benefit)	17,213	(4,977)	—	12,236
Equity in earnings of consolidated subsidiaries	(43,046)	—	43,046	—
Amortization of debt discount and issuance costs	—	12,911	—	12,911
Amortization of discontinued cash flow hedge from other comprehensive loss	—	5,800	—	5,800
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(3,908)	—	(3,908)
(Gain) loss on abandonment of leased properties	—	(105)	—	(105)
Change in contingent consideration	—	(9,284)	—	(9,284)
Other	—	524	—	524
Changes in operating assets and liabilities:
Accounts receivable	—	(2,429)	—	(2,429)
Prepaid expenses and other	(425)	(12,127)	—	(12,552)
Accounts payable	—	(7,499)	—	(7,499)
Accrued expenses, deferred revenue, and other liabilities	(92)	543	—	451
Tax receivable agreement obligations to related parties	95	—	—	95
Due to/from affiliates	504	(504)	—	—

Net cash provided by (used in) operating activities	(5,443)	177,292	—	171,849

Investing activities
Purchases of property and equipment	—	(79,988)	—	(79,988)
Payments for acquisitions, net of cash acquired	—	(251,464)	—	(251,464)
Investment in subsidiary	(80,000)	—	80,000	—
Other	(3,000)	—	—	(3,000)

Net cash provided by (used in) investing activities	(83,000)	(331,452)	80,000	(334,452)

Financing activities
Proceeds from issuance of stock	306	—	—	306
Capital contribution from Emdeon Inc.	—	80,000	(80,000)	—
Proceeds from incremental term loan	—	97,982	—	97,982
Debt principal and sublicense obligation payments	(3,624)	(7,799)	—	(11,423)
Repayment of assumed debt obligations	—	(35,254)	—	(35,254)
Other	—	(1,819)	—	(1,819)

Net cash provided by (used in) financing activities	(3,318)	133,110	(80,000)	49,792

Net decrease in cash and cash equivalents	(91,761)	(21,050)	—	(112,811)
Cash and cash equivalents at beginning of period	131,741	80,258	—	211,999

Cash and cash equivalents at end of period	$39,980	$59,208	$—	$99,188

Condensed Consolidating Statement of Cash Flows

	Predecessor
	For the Year Ended December 31, 2009
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income	$9,581	$18,861	$(14,439)	$14,003
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	105,321	—	105,321
Equity compensation expense	307	25,108	—	25,415
Deferred income tax expense (benefit)	3,029	(4,277)	—	(1,248)
Equity in earnings of consolidated subsidiaries	(14,439)	—	14,439	—
Amortization of debt discount and issuance costs	—	11,947	—	11,947
Amortization of discontinued cash flow hedge from other comprehensive loss	—	7,970	—	7,970
(Gain) loss on abandonment of leased properties	—	1,675	—	1,675
Other	—	(502)	—	(502)
Changes in operating assets and liabilities:
Accounts receivable	—	(2,571)	—	(2,571)
Prepaid expenses and other	(561)	5,506	—	4,945
Accounts payable	—	4,731	—	4,731
Accrued expenses, deferred revenue, and other liabilities	745	(9,979)	—	(9,234)
Tax receivable agreement obligations to related parties	299	—	—	299
Due to/from affiliates	97	(97)	—	—

Net cash provided by (used in) operating activities	(942)	163,693	—	162,751

Investing activities
Purchases of property and equipment	—	(48,292)	—	(48,292)
Payments for acquisitions, net of cash acquired	—	(76,250)	—	(76,250)
Purchases of Emdeon Business Services, net of cash acquired	(11)	11	—	—
Other	—	1,300	—	1,300

Net cash used in investing activities	(11)	(123,231)	—	(123,242)

Financing activities
Proceeds from issuance of stock	145,165	2,799	—	147,964
Repurchase of Class A common stock	(1,586)	—	—	(1,586)
Repurchase of Units of EBS Master LLC	(5,373)	—	—	(5,373)
Debt principal and sublicense obligation payments	(5,653)	(23,550)	—	(29,203)
Repayment of assumed debt obligations	—	(200)	—	(200)
Payments on revolver	—	(10,000)	—	(10,000)
Proceeds from capital contribution	138	(138)	—	—
Capital contributions from stockholders	—	203	—	203
Other	—	(793)	—	(793)

Net cash provided by (used in) financing activities	132,691	(31,679)	—	101,012

Net (decrease) increase in cash and cash equivalents	131,738	8,783	—	140,521
Cash and cash equivalents at beginning of period	3	71,475	—	71,478

Cash and cash equivalents at end of period	$131,741	$80,258	$—	$211,999

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Successor
	Three Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	$(35,392)	$(12,029)	$12,029	$(35,392)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(4,192)	—	—	(4,192)
Foreign currency translation adjustment	—	40	—	40
Equity in other comprehensive earnings	40	—	(40)	—

Other comprehensive income (loss)	(4,152)	40	(40)	(4,152)

Total comprehensive income (loss)	$(39,544)	$(11,989)	$11,989	$(39,544)

Condensed Consolidating Statement of Comprehensive Income

	Predecessor
	Three Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	$5,801	$14,912	$(11,485)	$9,228
Other comprehensive income (loss):
Other comprehensive income amortization net of taxes	—	832	—	832
Foreign currency translation adjustment	—	3	—	3
Equity in other comprehensive earnings	656	—	(656)	—

Other comprehensive income (loss)	656	835	(656)	835

Total comprehensive income (loss)	6,457	15,747	(12,141)	10,063
Comprehensive income attributable to noncontrolling interest	—	—	3,606	3,606

Comprehensive income attributable to Emdeon Inc.	$6,457	$15,747	$(15,747)	$6,457

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Successor
	Six Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	$(52,927)	$(7,741)	$7,741	$(52,927)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(2,334)	—	—	(2,334)
Foreign currency translation adjustment	—	234	—	234
Equity in other comprehensive earnings	234	—	(234)	—

Other comprehensive income (loss)	(2,100)	234	(234)	(2,100)

Total comprehensive income (loss)	$(55,027)	$(7,507)	$7,507	$(55,027)

Condensed Consolidating Statement of Comprehensive Income

	Predecessor
	Six Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$10,194	$27,423	$(21,114)	$16,503
Other comprehensive income (loss):
Other comprehensive income amortization net of taxes	—	1,643	—	1,643
Foreign currency translation adjustment	—	(5)	—	(5)
Equity in other comprehensive earnings	1,289	—	(1,289)	—

Other comprehensive income (loss)	1,289	1,638	(1,289)	1,638

Total comprehensive income (loss)	11,483	29,061	(22,403)	18,141
Comprehensive income attributable to noncontrolling interest	—	6,658		6,658

Comprehensive income attributable to Emdeon Inc.	$11,483	$22,403	$(22,403)	$11,483